Share Capital and Reserves - Summary of Treasury Shares (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Capital and Reserve [Line Items]
Beginning balance	€ (14)	€ (28)
New Shares allotted to the Employee Benefit Trust (own shares)	(63)
Shares acquired by the Employee Benefit Trust (own shares)	(3)	(4)
Treasury Shares/own shares reissued	2	18
Ending balance	(15)	€ (14)
2014 Performance Share Plan [Member]
Disclosure of Capital and Reserve [Line Items]
Own Shares released by the Employee Benefit Trust under the 2014 Performance Share Plan	€ 63